Unissued Capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Unissued Capital
	30 June 2025 $	30 June 2024 $
Unissued capital reserve	45,734,183	45,734,183
	45,734,183	45,734,183

Schedule of Capital Contribution
	30 June 2025 $	30 June 2024 $
Balance at beginning of year	45,734,183	44,470,123
Capital contribution funding received	-	1,127,417
Foreign exchange movement	-	136,643
Balance at end of year	45,734,183	45,734,183